SCHEDULE OF WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE AND WEIGHTED AVERAGE EXERCISE PRICE OF OPTIONS (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	4,959,617	5,114,449	5,326,034	4,446,373
Historical Weighted Average Exercise Price	$ 4.40	$ 3.30	$ 4.30	$ 5.80
Weighted Average Remaining Remaining Life (years)	7 years 5 months 12 days
Number Exercisable | shares	2,938,556
Historical Weighted Average Exercise Price	$ 3.30
Exercise Range One [Member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	749,313
Historical Weighted Average Exercise Price	$ 2.20
Weighted Average Remaining Remaining Life (years)	6 years 2 months 12 days
Number Exercisable | shares	661,188
Historical Weighted Average Exercise Price	$ 2.20
Exercise Range One [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	1.10
Exercise Range One [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 2.50
Exercise Range Two [Member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	933,617
Historical Weighted Average Exercise Price	$ 2.60
Weighted Average Remaining Remaining Life (years)	7 years 4 months 17 days
Number Exercisable | shares	546,304
Historical Weighted Average Exercise Price	$ 2.60
Exercise Range Two [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	2.60
Exercise Range Two [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 3.70
Exercise Range Three [Member]
IfrsStatementLineItems [Line Items]
Number Outstanding | shares	3,276,687
Historical Weighted Average Exercise Price	$ 5.10
Weighted Average Remaining Remaining Life (years)	7 years 9 months 14 days
Number Exercisable | shares	1,731,064
Historical Weighted Average Exercise Price	$ 3.90
Exercise Range Three [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	3.80
Exercise Range Three [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise Range	$ 9.20